Related Parties (Tables)	9 Months Ended
Sep. 30, 2025
Related Parties [Abstract]
Summary of Analysis of the Balances with Related Parties
a) The following is an analysis of the balances with related parties as of September 30, 2025 and December 31, 2024. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties:

	2025		2024
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	258,805	Ps.	374,745
Sitios Latinoamérica, S.A.B. de C.V.		148,759		191,515
Sanborns Hermanos, S.A.		147,498		253,211
Patrimonial Inbursa, S.A.		308,623		184,549
Grupo Condumex, S.A. de C.V. and Subsidiaries		75,672		40,773
Telesites, S.A.B. de C.V. and Subsidiaries		106,392		117,204
Claroshop.com, S.A.P.I. de C.V.		22,932		57,092
Carso Infraestructura y Construcción, S.A. de C.V.		9,965		9,763
Other		159,482		166,631
Total	Ps.	1,238,128	Ps.	1,395,483

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	799,135	Ps.	1,361,945
Grupo Condumex, S.A. de C.V. and Subsidiaries		184,474		148,996
Sitios Latinoamérica, S.A.B. de C.V.		685,795		601,438
Fianzas Guardiana Inbursa, S.A. de C.V.		438,141		444,085
Claroshop.com, S.A.P.I. de C.V.		76,411		82,617
Grupo Financiero Inbursa, S.A.B. de C.V.		127,656		151,564
Seguros Inbursa, S.A. de C.V.		88,432		114,998
Industrial Afiliada, S.A. de C.V.		274,237		310,140
Banco Inbursa, S.A.		27,565		23,300
Promotora Inbursa, S.A. de C.V.		19,235		51,758
Cicsa Perú, S.A.C.		140,622		123,364
Sofom Inbursa, S.A. de C.V.		57,317		1,287
Other		318,998		286,468
Total	Ps.	3,238,018	Ps.	3,701,960

Summary of Transactions with Related Parties
b) The Company conducted the following transactions with related parties:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Capital expenditures and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	3,077,629	Ps.	3,511,590	Ps.	9,138,866	Ps.	10,964,801
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		1,553,178		439,703		4,012,212		3,090,824
Rent of towers		412,721		378,000		687,792		680,533
Other services (iii)		(106,054)		437,052		1,388,543		1,109,959
	Ps.	4,937,474	Ps.	4,766,345	Ps.	15,227,413	Ps.	15,846,117
Revenues:
Service revenues(iv)	Ps.	286,845	Ps.	312,389	Ps.	901,880	Ps.	839,012
Sales of towers(v)		42,152		267,547		42,152		523,547
Sales of equipment(vi)		198,292		(120,248)		691,355		867,078
	Ps.	527,289	Ps.	459,688	Ps.	1,635,387	Ps.	2,229,637

i)
In 2025, this amount includes Ps. 6,955,600 (Ps. 8,856,802 in 2024) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2025, this amount includes Ps. 3,319,456 in 2024 (Ps. 2,792,789  in 2024) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; Ps.16,024. (Ps. 88,889 in 2024) for network maintenance services performed by Grupo Carso subsidiaries.

iii)
In 2025, this amount includes Ps. 965,774 for services provided by Sanborns Hermanos, S.A. and Ps.842,838 in 2024 for services provided by Industrial Afiliada, S.A. de C.V. Additionally, in 2025 this amount includes $306,659 (Ps. 217,804 in 2024) for maintenance services provided by CICSA Peru.

iv)	In 2025 this amount includes Ps. 837,705 (Ps. 787,671 in 2024) of the total income contributed by Telmex for services provided to STM Financial, S.A. DE C.V. and Nacional de Cobre, S.A. de C.V.

v)	In 2025, this amount includes Ps. 42,152 for sales of towers by America Movil Perú S.A.C. In 2024, this amount includes Ps. 523,547 for sales of towers by Telmex.

vi)	In 2025 this amount includes Ps. 323,640 (Ps. 349,461 in 2024) for sales of equipment by Seguros Inbursa, S.A. de C.V.